FINANCIAL LIABILITY (Details Narrative)					12 Months Ended
	Aug. 29, 2022 USD ($) $ / shares shares	Aug. 18, 2022 USD ($) $ / shares shares	Jun. 16, 2022 shares	Jan. 21, 2022 USD ($) d $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 09, 2022 $ / shares	May 23, 2022 USD ($) $ / shares	Mar. 04, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares
Original issuance discount rate					7.18%
Warrant exercise price | $ / shares					$ 6.00	$ 6.00	$ 6.00	$ 6.00		$ 6.00		$ 6.00
Debt issuance costs							$ 811,000
Warrant liability					$ 363,932	$ 578,928
Proceeds from warrant exercises							$ 1,950,000
Warrants outstanding | shares					442,240	442,240		442,240
Warrant [Member]
Warrant exercised | shares	90,000	185,000	50,000
Warrant [Member] | Initial Warrant [Member]
Warrant liability												$ 915,644
Warrant [Member] | Second Warrant [Member]
Warrant liability										$ 4,833,325
L1 Capital Global Opportunities Master Fund Ltd [Member]
Purchase of warrants, shares | shares	90,000	185,000					325,000
Warrant exercise price | $ / shares	$ 6.00	$ 6.00
Debt conversion price | $ / shares									$ 6.00
Proceeds from warrant exercises	$ 540,000	$ 1,110,000
L1 Capital Global Opportunities Master Fund Ltd [Member] | Initial Warrant [Member]
Warrant exercised | shares							325,000
Securities Purchase Agreement [Member]
Warrant exercise price | $ / shares					$ 6.00		$ 6.00
Debt converted amount					$ 0	$ 0
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Original issuance discount rate				6.00%
Loan facility principal amount							$ 10,000,000
Consecutive trading days | d				10
Floor price | $ / shares				$ 1.20
Debt converted amount							9,900,000
Convertible note							$ 100,000
Securities Purchase Agreement [Member] | First Tranche [Member]
Proceeds from IPO				$ 5,000,000
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Original issuance discount rate				6.00%
Purchase of warrants, shares | shares				383,620
Warrant exercise price | $ / shares				$ 6.00
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Private Placement [Member]
Proceeds from private placement				$ 7,000,000.00
Securities Purchase Agreement [Member] | Second Tranche [Member]
Warrant fair value										4,833,325
Insurance loss										$ 133,325
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Purchase of warrants, shares | shares											383,620
Warrant exercise price | $ / shares											$ 6.00
Loan facility principal amount				$ 2,000,000
Average lowest closing prices percentage				90.00%
Percentage of principal amount obligated to pay				120.00%
Debt conversion price | $ / shares							$ 6.00
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Minimum [Member]
Loan facility principal amount											$ 2,000,000
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Maximum [Member]
Loan facility principal amount											$ 5,000,000